Goodwill and intangible assets (Schedule of Goodwill) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) reporting_unit	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Goodwill [Roll Forward]
Goodwill Balance at January 1, net	$ 798,481,000	$ 802,318,000
Acquisitions, net of dispositions	13,977,000	16,918,000
Impairment	(123,200,000)	0
Impact of non-U.S. local currency translation	(20,222,000)	(20,755,000)
Goodwill Balance at December 31, net	$ 669,036,000	798,481,000	$ 802,318,000
Number of reporting units | reporting_unit	6
Accumulated impairment losses on goodwill	$ 168,800,000	45,600,000
Impairment of intangible assets		0	0
Subsea Technologies [Member]
Goodwill [Roll Forward]
Impairment	(123,200,000)
Goodwill Balance at December 31, net	73,000,000
Operating Segments [Member] | Drilling & Subsea [Member]
Goodwill [Roll Forward]
Goodwill Balance at January 1, net	472,891,000	495,270,000
Acquisitions, net of dispositions	0	(3,655,000)
Impairment	(123,200,000)	0
Impact of non-U.S. local currency translation	(15,096,000)	(18,724,000)
Goodwill Balance at December 31, net	334,595,000	472,891,000	495,270,000
Operating Segments [Member] | Completions [Member]
Goodwill [Roll Forward]
Goodwill Balance at January 1, net	307,448,000	288,564,000
Acquisitions, net of dispositions	13,977,000	20,573,000
Impairment	0	0
Impact of non-U.S. local currency translation	(4,511,000)	(1,689,000)
Goodwill Balance at December 31, net	316,914,000	307,448,000	288,564,000
Operating Segments [Member] | Production & Infrastructure [Member]
Goodwill [Roll Forward]
Goodwill Balance at January 1, net	18,142,000	18,484,000
Acquisitions, net of dispositions	0	0
Impairment	0	0
Impact of non-U.S. local currency translation	(615,000)	(342,000)
Goodwill Balance at December 31, net	$ 17,527,000	$ 18,142,000	$ 18,484,000